Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2025
Regulatory Capital Requirements [Abstract]
Summary of Actual Capital Amounts and Ratios
The following is a summary of actual capital amounts and ratios as of December 31, 2025 and 2024, for Trustco Bank:

				Minimum for
				Capital Adequacy plus
	As of December 31, 2025		Well	Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer (1)(2)

Tier 1 leverage ratio	$513,719	8.058%	5.000%	4.000%
Common equity Tier 1 capital	513,719	13.981	6.500	7.000
Tier 1 risk-based capital	513,719	13.981	8.000	8.500
Total risk-based capital	559,750	15.234	10.000	10.500

				Minimum for
				Capital Adequacy plus
	As of December 31, 2024		Well	Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer (1)(2)

Tier 1 leverage ratio	$652,668	10.618%	5.000%	4.000%
Common equity Tier 1 capital	652,668	18.542	6.500	7.000
Tier 1 risk-based capital	652,668	18.542	8.000	8.500
Total risk-based capital	696,767	19.795	10.000	10.500

The following is a summary of actual capital amounts and ratios as of December 31, 2025 and 2024 for TrustCo on a consolidated basis.

			Minimum for
			Capital Adequacy plus
	As of December 31, 2025		Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer (1)(2)

Tier 1 leverage ratio	$676,012	10.601%	4.000%
Common equity Tier 1 capital	676,012	18.393	7.000
Tier 1 risk-based capital	676,012	18.393	8.500
Total risk-based capital	722,055	19.646	10.500

			Minimum for
			Capital Adequacy plus
	As of December 31, 2024		Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer (1)(2)

Tier 1 leverage ratio	$679,651	11.054%	4.000%
Common equity Tier 1 capital	679,651	19.303	7.000
Tier 1 risk-based capital	679,651	19.303	8.500
Total risk-based capital	723,762	20.556	10.500

(1)	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized.
(2)	The December 31, 2025 and 2024 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.